Cover	Nov. 19, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 19, 2020
Entity Registrant Name	WATERMARK LODGING TRUST, INC.
Entity Incorporation, State	MD
Entity File Number	000-55461
Entity Tax Identification Number	46-5765413
Entity Address, Street Address	150 N. Riverside Plaza,
Entity Address, City	Chicago,
Entity Address, State	IL
Entity Address, Postal Zip Code	60606
City Area Code	847
Local Phone Number	482-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001609471
Amendment Flag	false